Off-Balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 28,670,271	$ 40,225,978
Other Guarantees Received	$ 0	$ 27,801,148